UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21834

YORK ENHANCED STRATEGIES FUND, LLC
(Exact name of registrant as specified in charter)

767 Fifth Avenue, 17TH Floor New York, New York		10153
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company 1209 Orange Street Wilmington, Delaware 19801
(Name and address of agent for service)
Copies to: David M. Mahle Jones Day 222 East 41ST Street New York, New York 10017
Registrant’s telephone number, including area code:		(212) 300-1300

Date of fiscal year end:	December 31, 2009

Date of reporting period:	March 31, 2009

ITEM 1.  SCHEDULE OF INVESTMENTS.

YORK ENHANCED STRATEGIES FUND, LLC

Schedule of Investments

March 31, 2009 (Unaudited)

Par Value	Description	Value	Percentage of Net Assets

FIXED INCOME SECURITIES

COMMUNICATIONS
$3,000,000	Hughes Networks Systems, 9.50%, due 4/15/14 #	$2,700,000
Intelsat Corporation, ## #
5,000,000	9.25%, due 8/15/14	4,675,000
5,000,000	9.25%, due 6/15/16	4,600,000
4,635,000	Jackson 9.50%, due 6/15/16	4,310,550
3,000,000	Subsidiary Holding Co. Ltd., 8.50%, due 1/15/13	2,835,000
TOTAL COMMUNICATIONS	19,120,550	12.1%

CONSUMER CYCLICAL
1,000,000	Adelphia Communications Corp., 9.375%, due 11/15/09 *+#	21,700
3,000,000	Delphi Corp., 6.50%, due 8/15/13 *+#	60,000
Interpublic Group of Cos., #
5,000,000	3.23438%, due 11/15/10 **	4,218,750
1,000,000	7.25%, due 8/15/11	840,000
600,000	6.25%, due 11/15/14	390,000
12,500,000	Leslie’s Poolmart, 7.75%, due 2/1/13 #	10,500,000
423,000	Michaels Stores, Inc., 11.375%, due 11/1/16 #	156,510
TOTAL CONSUMER CYCLICAL	16,186,960	10.3

CONSUMER NON-CYCLICAL
3,500,000	Baker & Taylor, Inc., 11.50%, due 7/1/13 ## #	945,000
1,960,000	Rite Aid Corp., 7.50%, due 3/1/17 #	999,600
Select Medical Corp., #
7,500,000	7.625%, due 2/1/15	4,875,000
1,300,000	7.65375%, due 9/15/15 **	708,500
7,000,000	Vitamin Shoppe Industries, Inc., 8.73750%, due 11/15/12 ** #	5,320,000
TOTAL CONSUMER NON-CYCLICAL	12,848,100	8.2

ENERGY
Enron Corp., *+#
2,500,000	0.00% due 2/7/21	8,250
JPY	500,000,000	0.97%, expired maturity	—
EUR	10,000,000	4.375%, expired maturity	25,886
$2,500,000	6.31%, expired maturity	9,000
1,000,000	7.375%, expired maturity	16,785
8,500,000	8.25%, expired maturity	75,794
2,500,000	8.31%, expired maturity	8,250
GBP	1,500,000	8.75%, expired maturity	19,091
$6,982,323	Texas Competitive Electric Holdings Co., 3.97875%, due 10/10/14**#	4,573,422
TOTAL ENERGY	4,736,478	3.0

FINANCIALS
8,500,000	Countrywide 2007-SEA1 2A1, 0.81188%, due 5/25/47 **#	2,927,076
10,000,000	Crum & Forster Holding Corp., 7.75%, due 5/1/17 #	7,800,000
Ford Motor Credit Co., #
700,000	6.00%, due 1/20/15	315,000
366,000	6.52%, due 3/10/13	164,700
500,000	7.90%, due 5/18/15	260,000
Glitnir Banki HF, +#
5,000,000	4.75%, due 10/15/10	562,500
5,000,000	6.375%, due 9/25/12 ##	562,500
GMAC LLC, #
255,000	6.85%, due 7/15/16++	63,724
155,000	7.375%, due 11/15/16	34,363
218,000	7.50%, due 11/15/16	47,960
200,000	7.00%, due 11/15/24	43,000
Luminent Mortgage Trust, **#
22	2006-4 P, 0.00%, due 5/25/46	—
110,000,000	2006-4 X, 4.24%, due 5/25/46	1,369,208
3,531,000	Mobile Satellite Ventures LP, 0.00%, due 4/1/13 ##++*	953,370
TOTAL FINANCIALS	15,103,401	9.6

HEALTH CARE
HCA, Inc., #
7,000,000	6.95%, due 5/1/12	6,370,000
4,000,000	7.875%, due 2/1/11	3,880,000
TOTAL HEALTH CARE	10,250,000	6.5

INDUSTRIAL
Delta Airlines, Inc., *+#
11,250,000	7.90%, due 12/15/09	135,000
1,000,000	8.30%, due 12/15/29	12,000
EuroTunnel Group UK PLC, #
GBP	702	3.00%, due 7/28/09	130,768
EUR	1,438	3.00%, due 7/28/09	247,910
1,657	3.00%, due 7/28/10	285,666
GBP	949	3.00%, due 7/28/10	176,779
$3,000,000	Neenah Foundry Co., 9.50%, due 1/1/17	832,500
TOTAL INDUSTRIAL	1,820,623	1.1

	Par Value	Description	Value	Percentage of Net Assets

		TELECOMMUNICATION SERVICES
	$6,000,000	Alltel Corp., 7.00%, due 3/15/16 #	$6,240,000
	1,000,000	Primus Telecommunications, Inc., 14.25%, due 5/20/11+#	400,000
		TOTAL TELECOMMUNICATION SERVICES	6,640,000	4.2%

		TOTAL FIXED INCOME SECURITIES (COST — $112,866,508)	86,706,112	55.0

		LOAN PARTICIPATIONS AND TRADE CLAIMS

		COMMUNICATIONS
EUR	9,209,359	Kabel Deutschland, EURLIBOR plus 7.00%, due 11/12/14 (PIK) #	6,900,340
	$3,000,000	OptaSite Towers LLC, 2.20625%, due 11/1/10 #	2,700,000
		TOTAL COMMUNICATIONS	9,600,340	6.1

		CONSUMER CYCLICAL
	3,312,500	Baby Phat, 1st Lien Term Loan A, USDLIBOR plus 5.00%, due 7/18/11 #	2,583,750
		Coach America, #
	3,630,640	Term Loan B, USDLIBOR plus 2.75%, due 4/20/14	2,323,611
	761,987	Letter of Credit, USDLIBOR plus 2.85%, due 4/20/14	487,672
	13,000,000	Fox & Hound Restaurant Group, 2nd Lien Term Loan B, USDLIBOR plus 9.25%, due 5/12/11 #	10,530,000
	8,955,400	Houghton Mifflin , Revolver, USDLIBOR plus 3.50%, due 12/12/13 #	5,149,355
		Laureate Education, Inc., #
	4,280,156	Term Loan, USDLIBOR plus 3.25%, due 8/15/14	2,867,705
	640,539	Delayed Draw Term Loan, USDLIBOR plus 3.25%, due 8/15/14	429,161
		NPC Group Inc., #
	3,517,950	Term Loan B, USDLIBOR plus 3.00%, due 9/29/13	2,181,129
	8,500,000	2nd Lien Term Loan, USDLIBOR plus 6.50%, due 9/29/14	4,420,000
		TOTAL CONSUMER CYCLICAL	30,972,383	19.7

		CONSUMER NON-CYCLICAL
	9,875,000	Wm. Wrigley Jr. Co., Term Loan B, USDLIBOR plus 3.50%, due 10/6/14 #	9,776,250	6.2

		ENERGY
		ATP Oil & Gas, #
	4,362,633	1st Lien B-1 Term Loan, USDLIBOR plus 5.25%, due 7/15/14	2,312,195
	1,180,243	1st Lien B-2 Term Loan, USDLIBOR plus 5.25%, due 1/15/11	625,529
		Enron Corp., *+#
	10,000,000	Trade Claim 13923	32,000
	1,616,742	Trade Claim 99092	9,862
	383,258	Trade Claim 99093	2,338
	4,000,000	Trade Claim 99004	—
	6,000,000	Trade Claim 11342 and 11141	—
	11,016,146	Trade Claim 9314	—
	25,000,000	Trade Claim 99191	122,500
	3,828,000	Tenaska, 2nd Lien Term Loan, USDLIBOR plus 4.25%, due 12/15/14	2,756,160
		TOTAL ENERGY	5,860,584	3.7

		FINANCIALS
	8,752,864	2-10 Home Buyers Warranty, 1st Lien Term Loan, USDLIBOR plus 5.50%, due 7/26/11 +#	700,229
	8,176,613	Affirmative Insurance Holdings, Inc., Term Loan, USDLIBOR plus 3.50%, due 1/31/14 #	4,905,968
		TOTAL FINANCIALS	5,606,197	3.6

		HEALTH CARE
	9,760,000	Premier Dental Services, Term Loan, USDLIBOR plus 5.50%, due 6/30/13 #	4,880,000	3.1

		INDUSTRIAL
	15,000,000	Collins Industries, 2nd Lien Term Loan, USDLIBOR plus 6.25%, due 10/31/11 #	11,700,000
	4,000,000	Dresser, Inc., 2nd Lien Term Loan, USDLIBOR plus 5.75%, due 5/4/15 #	1,880,000
		Navistar International Corp., #
	533,333	Revolver, USDLIBOR plus 3.25%, due 1/19/12	405,333
	1,466,667	Term Loan B, USDLIBOR plus 3.25%, due 1/19/12	1,114,667
	11,548,042	Precision Partners Holding Co., Term Loan B, PRIME plus 5.50%, due 10/26/13 #	7,737,187
	2,598,216	Wastequip, Inc., Term Loan, 12.00%, due 2/15/15 #	1,558,930
	4,000,000	WW TDS, 1st Lien, USDLIBOR plus 2.75%, due 3/1/13 #	2,800,000
		TOTAL INDUSTRIAL	27,196,117	17.3

		INFORMATION TECHNOLOGY
	3,780,000	H3C Holdings Ltd., Term Loan B, USDLIBOR plus 3.00%, due 9/28/12 #	3,024,000
	1,965,000	NuVox, Inc., Term Loan B, USDLIBOR plus 3.25%, due 5/31/14 #	1,395,150
	9,191,250	One Communications Corp., USDLIBOR plus 4.00%, due 6/30/12 #	5,514,750
		TOTAL INFORMATION TECHNOLOGY	9,933,900	6.3

Par Value		Description	Value	Percentage of Net Assets

		TELECOMMUNICATION SERVICES
$6,560,000		Allegiance Telecom Liquidating Trust - B *+#	$1,640,000	1.0%

		TOTAL LOAN PARTICIPATIONS AND TRADE CLAIMS (COST — $157,610,392)	105,465,771	67.0

Number of Shares

		EQUITY SECURITIES (Unless otherwise noted)

		COMMUNICATIONS
163,876		AboveNet, Inc. *	$7,374,420	4.7

		CONSUMER CYCLICAL
1,001,485		Adelphia Recovery Trust Series ACC-1 INT *	6,510	—

		CONSUMER NON-CYCLICAL
CHF	25,000	Gate Gourmet Group Holdings, LLC Membership Units *#	548,761	0.4

		ENERGY
$300,000		Enron Corp., 7.00% (Preferred shares) *#+	—
479,200		Infinity Bio-Energy, Ltd. *	28,752
		TOTAL ENERGY	28,752	—

		FINANCIALS
12,812,768		Investment in Cerberus CG Investor, LLC *#	896,894
36,562,500		Investment in Cerberus FIM Investors LLC *#	1,170,000
424,166		United Insurance Holdings Corp.*	2,014,788
60,494		United Insurance Holdings Corp. (Warrants) *	42,346
		TOTAL FINANCIALS	4,124,028	2.6

		INDUSTRIAL
EUR	1,583,893	Groupe EuroTunnel SA (Warrants) *	199,546	0.1

		MATERIALS
$106,730		Rohm & Haas Co.	8,414,593	5.3

		TELECOMMUNICATION SERVICES
		BCE, Inc.,
CAD	25,000	4.65%, 8/1/11 (Preferred shares)	294,309
20,000		6.00%, 3/24/08 (Preferred shares)	218,007
30,000		6.174%, 12/1/10 (Preferred shares)	347,225
		TOTAL TELECOMMUNICATION SERVICES	859,541	0.6

		TOTAL EQUITY SECURITIES (COST — $49,520,570)	21,556,151	13.7

		TOTAL INVESTMENTS (COST — $319,997,470)	213,728,034	135.7
		OTHER LIABILITIES IN EXCESS OF ASSETS	(56,242,488)	(35.7)
		NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$157,485,546	100.0%

Notes to Schedule of Investments:

*	Non-income producing security.
**	Reflects rate at March 31, 2009 on variable rate instruments.
#

Securities are valued at fair value per policies adopted by the Board of Directors.  At March 31, 2009, $194,787,538 of securities were fair valued, representing 123.7% of net assets applicable to common shareholders.

##	Security is issued under Rule 144A and may be subject to certain restrictions as to resale. Unless otherwise noted, security is deemed liquid.
+	Issuer in default. At March 31, 2009, securities with a value of $4,423,685 were in default, representing 2.8% of net assets applicable to common shareholders.
++	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2009. Maturity date disclosed is the ultimate maturity date.
^	Less than 0.1%
PIK -	Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.
EURLIBOR - London Inter-Bank Offer Rate (Denominated in Euro currency)
USDLIBOR - London Inter-Bank Offer Rate (Denominated in USD currency)
PRIME - Base rate U.S. banks charge for commercial loans.

Currency Type Abbreviations:

CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

Unfunded Loan Commitments

As of March 31, 2009, the Company had the following unfunded loan commitment of $1,044,600 which could be extended at the option of the borrower:

	Unfunded
	Loan		Fair
Borrower	Commitments	Cost	Value
Houghton Mifflin, Undrawn Revolver, B1(1)	$1,044,600	$188,028	$(443,955)

(1)   The credit rating as reported by Standard & Poor’s represents the current payment/performance risk of the outstanding commitment.

At March 31, 2009 the Company had sufficient cash and/or liquid securities to cover the commitment under this contract.

As of March 31, 2009, the gross unrealized appreciation/(depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,091,797
Aggregate gross unrealized depreciation	(108,916,954)
Net unrealized depreciation	(103,825,157)

Federal income tax cost of investments	$317,553,191

FORWARD FOREIGN CURRENCY CONTRACTS

York Enhanced Strategies Fund, LLC had the following open forward foreign currency contracts as of March 31, 2009:

	Contracts to Deliver	In Exchange For		Settlement Date	Unrealized Appreciation/ (Depreciation)(1)
British Pound	2,486,000	USD	3,497,553	6/17/2009	$(66,766)
Canadian Dollar	1,314,000	USD	1,034,344	6/17/2009	(10,967)
Euro	9,949,000	USD	12,963,723	6/17/2009	(247,185)
Swiss Franc	625,000	USD	528,622	6/17/2009	(22,035)
United States Dollar	189,878	CAD	242,000	6/17/2009	2,637
United States Dollar	3,153,209	GBP	2,243,000	6/17/2009	62,707
					$(281,609)

(1)    The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2009.

Currency Type Abbreviations:

CAD - Canadian Dollar

GBP - British Pound

USD - United States Dollar

Various inputs are used in determining the value of the Company’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Company’s investments and financial instruments carried at fair value:

	Investments in Securities		Other Financial Instruments*
Valuation inputs	Assets	Liabilities	Assets	Liabilities
Level 1 - Quoted prices	$18,740,950	$—	$—	$—
Level 2 - Other significant observable inputs	199,546	—	65,344	(346,953)
Level 3 - Significant unobservable inputs	194,787,538	—	—	443,955
Total	$213,728,034	$—	$65,344	$97,002

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forwards, which are valued at the unrealized appreciation/depreciation on the instrument and unfunded loan commitment.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments	Other Financial
	in Securities	Instruments
Balance as of 12/31/08	$183,305,165	$(2,727,000)
Realized gain (loss), net	(5,936,842)	1,740,273
Change in unrealized appreciation (depreciation), net	12,611,020	—
Accretion (amortization) of discounts/premiums, net	322,996	—
Net purchases (sales)	(35,558,971)	542,772
Transfers in and/or out of Level 3**	40,044,170	—
Balance as of 3/31/09	$194,787,538	$(443,955)

** Transfers are calculated based on the beginning of period values.

Net change in unrealized appreciation (depreciation) of investments still held as of 3/31/09	$(9,124,477)

York Enhanced Strategies Fund, LLC

Schedule of Investments (Unaudited)

March 31, 2009

YORK ENHANCED STRATEGIES FUND, LLC

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2009 (UNAUDITED)

NET ASSET VALUE CALCULATION - The net asset value per common share of the Company will be calculated as of the last business day of each calendar quarter, in connection with each issuance of Common Shares by the Company, as of each distribution declaration date (after giving effect to the relevant distribution), and on such other dates as determined by the Investment Manager or the Board of Directors.

SECURITY VALUATION - Investments in securities traded on a nationally recognized securities exchange or over-the-counter market will generally be valued at the closing price on such exchange or market. Securities not traded on a nationally recognized securities exchange or over-the-counter market are recorded at their fair value as determined in good faith by the Investment Manager, in consultation with the valuation committee pursuant to procedures approved by the Board of Directors. Such procedures consider prices obtained from one or more brokerage firms or financial institutions making markets in these instruments.  The market for such investments may become illiquid from time to time as a result of adverse market conditions, regulatory developments or other factors.  Also, there may be only a single or limited number of market makers for certain of the Company’s investments. Accordingly, the market for such investments may be thinly traded and prices quoted more volatile than would be the case with more established markets. Because of the inherent uncertainty of valuation, estimated fair values do not necessarily represent amounts that might be ultimately realized, since such amounts depend on future circumstances, and the differences could be material.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized and reported in a timely manner.

(b) None.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

York Enhanced Strategies Fund, LLC

By:	/s/ Jeffrey A. Weber
Name: Jeffrey A. Weber
Title: President

Date: August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James G. Dinan
Name: James G. Dinan
Title: Chief Executive Officer (principal executive officer)

Date: August 25, 2009

By:	/s/ Adam J. Semler
Name: Adam J. Semler
Title: Chief Financial Officer and Secretary (principal financial officer)

Date: August 25, 2009